                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
       (Address of principal executive offices)           (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: April 30, 2008

Date of reporting period: October 31, 2007


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended October 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED OCTOBER 31, 2007

                                                  RUSSELL           LIPPER
                                                  2500(R)          MID-CAP
                                                    VALUE      VALUE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)         INDEX(2)
   4.65%       4.34%       4.20%       4.71%      -4.63%             1.06%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The six-month period ended October 31, 2007 was a turbulent ride for stock investors. Although the broad equity market rose in the early months of the period, the environment rapidly deteriorated in the summer months. Rising home foreclosures led to bankruptcies at a number of mortgage lenders and contributed to the demise of several hedge funds invested in subprime-backed securities. This led to a tightening in credit standards that removed much of the low-cost liquidity that had helped support the leveraged buyout boom and stocks' robust gains for the past several years. In addition, consumers became more cautious on spending, as gasoline prices rose and the housing market continued to languish.

The stock and bond markets were extremely volatile in July and August. Investors began to reassess risk, which fueled a rotation out of the higher yielding segments of the bond market into the relative safety of U.S. Treasury bonds. Moreover, market volatility further extended a slide in the U.S. dollar relative to major currencies, and the dollar remained weak through the end of the reporting period. The Federal Open Market Committee (the "Fed") did enact a series of reductions to both the discount rate (the rate at which member banks borrow from the central bank) and the target federal funds rate, which helped stabilize the financial markets and provide the system with needed liquidity. Although the third quarter gross domestic product growth rate was better than expected, other economic and financial news signaled trouble. Oil prices continued to break record highs, the employment growth rate fell for the first time in four years, and retail sales and consumer confidence continued to slip.

In this environment, value stocks (in which the Fund invests) strongly lagged growth stocks. As the risks to future economic growth intensified, investors rotated into areas of the market which they believed were more likely to withstand a downdraft in the economy. Growth stocks benefited from this trend because of their perceived ability to achieve growth in the absence of a broader economic upswing. As such, the Russell 2500(R) Value Index, which tracks the performance of small- to mid- cap value stocks, had a negative return for the six-month period.

On a sector basis, the energy, materials and processing, and technology sectors were the best performing sectors in the Russell 2500 Value Index during the period. The energy sector extended its lead as commodity prices climbed again in 2007 after retreating in the second half of 2006. The materials and processing sector benefited from ongoing global demand and merger and acquisition activity. Technology stocks did well amid rising demand for consumer electronics and strong personal computer sales. In addition, a number of technology companies derive a significant portion of their revenues from international markets, which means these companies' profits were helped by the weak dollar environment of 2007.

In contrast, the consumer discretionary sector turned in the weakest performance among sectors, as a number of consumer-dependent companies reported mixed results in August and September. Additionally, investors tended to avoid areas of the market that would suffer if consumers further reduced their spending habits. The financial services sector also lost ground, led lower by weakness in real estate investment trusts (REITs), banks and savings and loans. Concerns about the economy also hit the producer durables sector, which were particularly manifested in homebuilding stocks' major declines during the period.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Small-Mid Special Value Fund outperformed the Russell 2500(R) Value Index and the Lipper Mid-Cap Value Funds Index for the six months ended October 31, 2007, assuming no deduction of applicable sales charges.

Among the strongest positive contributors to the Fund's outperformance relative to the Russell 2500 Value Index was our stock selection in the producer durables sector. Here, a number of holdings, including machinery, aerospace, and telecommunications equipment stocks, bolstered relative returns. Stock selection in the consumer discretionary sector was also advantageous due to good performance from holdings in the business services industry and an apparel stock. The Fund was well positioned in the financial sector, which was one of the market's weakest performing sectors during the period. Insurance holdings added to relative gains, while the Fund's minimal exposure to REITs, banks, and savings and loans helped shield from the Fund from declining performance in those industry groups.

However, other holdings dampened performance relative to the Russell 2500 Value Index. The Fund held very few health care stocks during the period, but the weak performance of some health care services holdings hampered relative performance. Moreover, the Fund did not own any biotechnology or medical/dental instruments and supplies stocks; both of these areas performed well during the period, propelling the Index's health care sector returns ahead of those of the Fund's. Although the Fund's stock selection in the consumer discretionary sector was additive to performance, the Fund's overweight allocation meant that the Fund's returns had greater exposure than the Russell 2500 Value Index to the broad sector's negative returns during the period. The utilities sector was another source of lagging performance, primarily because of an electric utility stock that performed poorly during the period. An underweight allocation in the sector also had a negative influence on relative performance. Because the Fund held a smaller weighting in utilities stocks than the Russell 2500 Value Index, the Fund captured a smaller portion of the broad sector's positive performance during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   MAXIMUS, Inc.                                        3.9%
   Acco Brands Corp.                                    3.0
   Conseco, Inc.                                        2.7
   Belden CDT Inc.                                      2.7
   Brink's Co. (The)                                    2.7
   Assurant, Inc.                                       2.6
   Smurfit-Stone Container Corp.                        2.3
   Broadridge Financial Solutions Inc.                  2.2
   Hanesbrands, Inc.                                    2.1
   Corn Products International, Inc.                    2.0

   TOP FIVE INDUSTRIES
   Aerospace & Defense                                  7.6%
   Miscellaneous Commercial Services                    6.6
   Containers/Packaging                                 2.6
   Property/Casualty Insurance                          4.9
   Specialty Insurance                                  4.5

Data as of October 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS NET ASSETS, INCLUDING ANY BORROWINGS FOR INVESTMENT PURPOSES, IN COMMON STOCKS AND OTHER EQUITY SECURITIES, INCLUDING CONVERTIBLE SECURITIES, OF SMALL-AND MID-SIZE COMPANIES THAT THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES ARE UNDERVALUED RELATIVE TO THE MARKETPLACE OR TO SIMILAR COMPANIES. IN ACCORDANCE WITH THE FUND'S INVESTMENT STRATEGY, COMPANIES WITHIN A CAPITALIZATION RANGE OF $100 MILLION TO $7.5 BILLION AT THE TIME OF PURCHASE ARE CONSIDERED SMALL AND MID-SIZED COMPANIES BY THE INVESTMENT ADVISER. AS PART OF ITS INVESTMENT STRATEGY, THE FUND MAY INVEST IN SECURITIES OF FOREIGN ISSUERS IN AN AMOUNT SET FORTH IN THE FUND'S PROSPECTUS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE INVESTMENT ADVISER PURSUES A VALUE-ORIENTED APPROACH THAT SEEKS TO IDENTIFY SECURITIES WHOSE MARKET VALUE IS LESS THAN THEIR INTRINSIC VALUE. THE INVESTMENT ADVISER FOCUSES ON SECURITIES WITH VALUATION METRICS SUCH AS PRICE-EARNINGS RATIOS THAT ARE LOWER THAN THOSE OF THE GENERAL MARKET AVERAGES OR SIMILAR COMPANIES. THE INVESTMENT ADVISER MAY ALSO CONSIDER A COMPANY'S DIVIDEND YIELD, GROWTH IN SALES, BALANCE SHEET, MANAGEMENT CAPABILITIES, EARNINGS AND CASH FLOW, AS WELL AS OTHER FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN

STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 05/28/02)         (since 05/28/02)         (since 05/28/02)          (since 05/28/02)
   SYMBOL                              JBJAX                     JBJBX                    JBJCX                    JBJDX
   1 YEAR                              22.90%(3)                 22.05%(3)                22.04%(3)                23.18%(3)
                                       16.44(4)                  17.05(4)                 21.04(4)                    --
   5 YEARS                             20.62(3)                  19.72(3)                 19.72(3)                 20.89(3)
                                       19.32(4)                  19.53(4)                 19.72(4)                    --
   SINCE INCEPTION                     16.59(3)                  15.72(3)                 15.72(3)                 16.86(3)
                                       15.44(4)                  15.63(4)                 15.72(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 2500(R) Value Index measures the performance of those companies in the Russell 2500(R) Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/07 - 10/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             05/01/07 -
                                                                     05/01/07            10/31/07             10/31/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (4.65% return).......................................         $1,000.00           $1,046.50             $ 6.29
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.06             $ 6.21
CLASS B
Actual (4.34% return).......................................         $1,000.00           $1,043.40             $ 9.43
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.98             $ 9.30
CLASS C
Actual (4.20% return).......................................         $1,000.00           $1,042.00             $10.14
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.27             $10.01
CLASS D
Actual (4.71% return).......................................         $1,000.00           $1,047.10             $ 5.01
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.32             $ 4.94

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.22%, 1.84%, 1.97% and 0.97% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED)

 NUMBER OF
   SHARES                                    VALUE
------------------------------------------------------
               Common Stocks (93.5%)
               Aerospace & Defense
               (7.7%)
    40,600     Alliant Techsystems,
                Inc.*..................  $  4,481,834
    57,700     DRS Technologies,
                Inc. ..................     3,314,288
    46,000     Empresa Brasileira de
                Aeronautica S.A. (ADR)
                (Brazil)...............     2,243,420
    57,800     Goodrich Corp. .........     4,026,348
   100,400     Spirit Aerosystems
                Holdings, Inc. (Class
                A)*....................     3,485,888
                                         ------------
                                           17,551,778
                                         ------------
               Agricultural
               Commodities/ Milling
               (2.0%)
   110,100     Corn Products
                International, Inc. ...     4,683,654
                                         ------------
               Apparel/Footwear (2.9%)
   155,400     Hanesbrands Inc.*.......     4,823,616
    64,100     Liz Claiborne, Inc. ....     1,824,927
                                         ------------
                                            6,648,543
                                         ------------
               Beverages: Alcoholic
               (1.7%)
    69,600     Molson Coors Brewing Co.
                (Class B)..............     3,983,208
                                         ------------
               Broadcasting (0.9%)
   178,600     Sinclair Broadcast
                Group, Inc. (Class
                A).....................     2,150,344
                                         ------------
               Chemicals: Agricultural
               (1.6%)
    56,200     Agrium Inc. (Canada)....     3,572,634
                                         ------------
               Chemicals: Specialty
               (1.4%)
    49,200     Cytec Industries,
                Inc. ..................     3,282,132
                                         ------------
               Commercial Printing/
               Forms (3.7%)
   206,800     Cenveo Inc.*............     4,669,544
    95,400     RR Donnelley & Sons
                Co. ...................     3,843,666
                                         ------------
                                            8,513,210
                                         ------------

 NUMBER OF
   SHARES                                    VALUE
------------------------------------------------------
               Computer Peripherals
               (3.6%)
   184,700     Electronics for Imaging,
                Inc.*..................  $  4,211,160
   100,600     Zebra Technologies Corp.
                (Class A)*.............     3,932,454
                                         ------------
                                            8,143,614
                                         ------------
               Containers/ Packaging
               (5.6%)
    83,500     Owens-Illinois, Inc.....     3,709,070
   144,300     Pactiv Corp.*...........     3,963,921
   433,600     Smurfit-Stone Container
                Corp.*.................     5,250,896
                                         ------------
                                           12,923,887
                                         ------------
               Data Processing Services
               (4.2%)
   256,200     Broadridge Financial
                Solutions, Inc. .......     5,124,000
    57,700     Computer Sciences
                Corp.*.................     3,369,103
    25,176     Fidelity National
                Information Services,
                Inc. ..................     1,161,117
                                         ------------
                                            9,654,220
                                         ------------
               Electric Utilities
               (0.7%)
    63,100     PNM Resources Inc. .....     1,578,131
                                         ------------
               Electrical Products
               (3.8%)
    52,900     Acuity Brands, Inc. ....     2,528,620
   107,464     Belden CDT Inc. ........     6,261,927
                                         ------------
                                            8,790,547
                                         ------------
               Finance/Rental/ Leasing
               (1.4%)
   158,500     Avis Budget Group,
                Inc.*..................     3,307,895
                                         ------------
               Financial Conglomerates
               (2.7%)
   397,700     Conseco, Inc.*..........     6,279,683
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

 NUMBER OF
   SHARES                                    VALUE
------------------------------------------------------
               Financial Publishing/
               Services (1.5%)
    89,400     Equifax, Inc. ..........  $  3,441,900
                                         ------------
               Gas Distributors (1.5%)
   131,800     UGI Corp. ..............     3,508,516
                                         ------------
               Industrial Machinery
               (1.5%)
    38,500     Kennametal Inc. ........     3,511,585
                                         ------------
               Information Technology
               Services (1.6%)
   126,600     Teradata Corp.*.........     3,611,898
                                         ------------
               Life/Health Insurance
               (1.5%)
    59,900     Reinsurance Group of
                America, Inc. .........     3,422,087
                                         ------------
               Medical Specialties
               (1.8%)
    29,700     Pall Corp. .............     1,190,079
    37,200     Waters Corp.*...........     2,863,656
                                         ------------
                                            4,053,735
                                         ------------
               Medical/Nursing Services
               (1.4%)
   131,760     Apria Healthcare Group,
                Inc.*..................     3,184,639
                                         ------------
               Miscellaneous Commercial
               Services (6.7%)
    99,100     Brink's Co. (The).......     6,208,615
   188,640     MAXIMUS, Inc. ..........     9,039,629
                                         ------------
                                           15,248,244
                                         ------------
               Office Equipment/
               Supplies (3.0%)
   317,494     Acco Brands Corp.*......     6,807,071
                                         ------------
               Oil & Gas Production
               (1.6%)
    70,000     Pioneer Natural
                Resources Co. .........     3,571,400
                                         ------------

 NUMBER OF
   SHARES                                    VALUE
------------------------------------------------------
               Oilfield Services/
               Equipment (3.2%)
    22,100     Cameron International
                Corp.*.................  $  2,151,656
    39,279     Exterran Holdings
                Inc.*..................     3,307,292
    53,260     Superior Energy
                Services, Inc.*........     1,974,881
                                         ------------
                                            7,433,829
                                         ------------
               Packaged Software (1.5%)
   248,866     MSC. Software Corp.*....     3,434,351
                                         ------------
               Property - Casualty
               Insurers (4.9%)
    35,600     Everest Re Group, Ltd.
                (Bermuda)..............     3,792,824
    99,143     Hanover Insurance Group,
                Inc. (The).............     4,567,518
     5,400     White Mountains
                Insurance Group, Ltd.
                (Bermuda)..............     2,903,094
                                         ------------
                                           11,263,436
                                         ------------
               Pulp & Paper (1.7%)
   115,000     MeadWestvaco Corp. .....     3,868,600
                                         ------------
               Real Estate Investment
               Trusts (1.7%)
   177,800     Host Hotels & Resorts
                Inc. ..................     3,940,048
                                         ------------
               Regional Banks (2.0%)
   107,000     Marshall & Ilsley
                Corp. .................     4,568,900
                                         ------------
               Restaurants (1.0%)
   176,100     AFC Enterprises,
                Inc.*..................     2,350,935
                                         ------------
               Savings Banks (0.5%)
    87,600     TFS Financial Corp.*....     1,116,900
                                         ------------
               Services to the Health
               Industry (1.6%)
   142,600     IMS Health Inc. ........     3,594,946
                                         ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

 NUMBER OF
   SHARES                                    VALUE
------------------------------------------------------
               Specialty Insurance
               (4.6%)
   101,900     Assurant, Inc. .........  $  5,955,036
     8,330     Markel Corp.............     4,525,023
                                         ------------
                                           10,480,059
                                         ------------
               Specialty Stores (1.3%)
    99,100     PetSmart, Inc. .........     2,968,045
                                         ------------
               Specialty
               Telecommunications
               (1.5%)
    78,000     CenturyTel, Inc. .......     3,435,900
                                         ------------
               Tools/Hardware (2.0%)
    92,300     Snap-On, Inc. ..........     4,606,693
                                         ------------
               Total Common Stocks
               (Cost $162,385,770).....   214,487,197
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
------------
               Convertible Bond (1.6%)
               Biotechnology
  $  3,400     Invitrogen Corp. 1.50%
                due 02/15/24
                (Cost $2,994,777)......     3,565,750
                                         ------------

NUMBER OF
SHARES (000)                                VALUE
------------------------------------------------------
               Short-Term Investment (a) (5.5%)
               Investment Company
    12,735     Morgan Stanley
                Institutional Liquidity
                Money Market
                Portfolio - Institutional
                Class
                (Cost $12,735,545).....  $ 12,735,545
                                         ------------

Total Investments
(Cost $178,116,092) (b).....   100.6%     230,788,492
Liabilities in Excess of
Other Assets................   (0.6)       (1,466,443)
                               -----     ------------
Net Assets..................   100.0%    $229,322,049
                               =====     ============

---------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional
         Liquidity Money Market Portfolio - Institutional
         Class.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $55,448,694 and the aggregate gross unrealized depreciation is $2,776,294, resulting in net unrealized appreciation of $52,672,400.

10
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
SUMMARY OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED)

                                              PERCENT OF
                                                 TOTAL
INDUSTRY                          VALUE       INVESTMENTS
---------------------------------------------------------
Aerospace & Defense.........  $ 17,551,778         7.6%
Miscellaneous Commercial
 Services...................    15,248,244         6.6
Containers/Packaging........    12,923,887         5.6
Investment Company..........    12,735,545         5.5
Property - Casualty
 Insurers...................    11,263,436         4.9
Specialty Insurance.........    10,480,059         4.5
Data Processing Services....     9,654,220         4.2
Electrical Products.........     8,790,547         3.8
Commercial Printing/Forms...     8,513,210         3.7
Computer Peripherals........     8,143,614         3.5
Oilfield
 Services/Equipment.........     7,433,829         3.2
Office Equipment/Supplies...     6,807,071         2.9
Apparel/Footwear............     6,648,543         2.9
Financial Conglomerates.....     6,279,683         2.7
Agricultural Commodities/
 Milling....................     4,683,654         2.0
Tools/Hardware..............     4,606,693         2.0
Regional Banks..............     4,568,900         2.0
Medical Specialties.........     4,053,735         1.8
Beverages: Alcoholic........     3,983,208         1.7
Real Estate Investment
 Trusts.....................     3,940,048         1.7
Pulp & Paper................     3,868,600         1.7

                                              PERCENT OF
                                                 TOTAL
INDUSTRY                          VALUE       INVESTMENTS
---------------------------------------------------------
Information Technology
 Services...................  $  3,611,898         1.6%
Services To The Health
 Industry...................     3,594,946         1.6
Chemicals: Agricultural.....     3,572,634         1.6
Oil & Gas Production........     3,571,400         1.6
Biotechnology...............     3,565,750         1.5
Industrial Machinery........     3,511,585         1.5
Gas Distributors............     3,508,516         1.5
Financial
 Publishing/Services........     3,441,900         1.5
Specialty
 Telecommunications.........     3,435,900         1.5
Packaged Software...........     3,434,351         1.5
Life/Health Insurance.......     3,422,087         1.5
Finance/Rental/Leasing......     3,307,895         1.4
Chemicals: Specialty........     3,282,132         1.4
Medical/Nursing Services....     3,184,639         1.4
Specialty Stores............     2,968,045         1.3
Restaurants.................     2,350,935         1.0
Broadcasting................     2,150,344         0.9
Electric Utilities..........     1,578,131         0.7
Savings Banks...............     1,116,900         0.5
                              ------------       -----
                              $230,788,492       100.0%
                              ============       =====

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost
 $165,380,547)..............................  $218,052,947
Investment in affiliate, at value (cost
 $12,735,545)...............................    12,735,545
Receivable for:
    Investments sold........................     2,370,175
    Shares of beneficial interest sold......       271,982
    Dividends from affiliate................        53,088
    Dividends...............................        48,482
    Interest................................        10,810
Prepaid expenses and other assets...........        43,763
                                              ------------
    Total Assets............................   233,586,792
                                              ------------
Liabilities:
Payable for:
    Investments purchased...................     3,652,143
    Shares of beneficial interest
     redeemed...............................       316,417
    Investment advisory fee.................       135,891
    Distribution fee........................        65,905
    Administration fee......................        16,344
    Transfer agent fee......................         1,146
Accrued expenses and other payables.........        76,897
                                              ------------
    Total Liabilities.......................     4,264,743
                                              ------------
    Net Assets..............................  $229,322,049
                                              ============
Composition of Net Assets:
Paid-in-capital.............................  $140,654,305
Net unrealized appreciation.................    52,672,400
Accumulated net investment loss.............      (668,632)
Accumulated undistributed net realized
 gain.......................................    36,663,976
                                              ------------
    Net Assets..............................  $229,322,049
                                              ============
Class A Shares:
Net Assets..................................   $57,263,218
Shares Outstanding
 (unlimited authorized, $.01 par value).....     3,586,414
    Net Asset Value Per Share...............        $15.97
                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset
    value)..................................        $16.85
                                              ============
Class B Shares:
Net Assets..................................  $123,829,839
Shares Outstanding
 (unlimited authorized, $.01 par value).....     8,174,424
    Net Asset Value Per Share...............        $15.15
                                              ============
Class C Shares:
Net Assets..................................   $32,807,069
Shares Outstanding
 (unlimited authorized, $.01 par value).....     2,164,792
    Net Asset Value Per Share...............  ............
                                                    $15.15
                                              ============
Class D Shares:
Net Assets..................................   $15,421,923
Shares Outstanding
 (unlimited authorized, $.01 par value).....       949,991
    Net Asset Value Per Share...............  ............
                                                    $16.23
                                              ============

Statement of Operations
For the six months ended October 31, 2007 (unaudited)

Net Investment Loss:
Income
Dividends
  (net of $8,620 foreign withholding
  tax)...............................  $     868,460
Dividends from affiliate.............        216,578
Interest.............................        139,753
                                       -------------
    Total Income.....................      1,224,791
                                       -------------
Expenses
Investment advisory fee..............        766,752
Distribution fee (Class A shares)....         64,163
Distribution fee (Class B shares)....        559,336
Distribution fee (Class C shares)....        158,793
Transfer agent fees and expenses.....        174,384
Administration fee...................         91,552
Shareholder reports and notices......         22,324
Professional fees....................         22,034
Registration fees....................         18,052
Custodian fees.......................          7,703
Trustees' fees and expenses..........            616
Other................................         11,446
                                       -------------
    Total Expenses...................      1,897,155
Less: amounts waived/reimbursed......         (3,311)
Less: expense offset.................         (1,222)
                                       -------------
    Net Expenses.....................      1,892,622
                                       -------------
    Net Investment Loss..............       (667,831)
                                       -------------
Net Realized and Unrealized Gain
(Loss):
Net realized gain....................     20,609,183
Net change in unrealized
  appreciation/depreciation..........    (10,257,475)
                                       -------------
    Net Gain.........................     10,351,708
                                       -------------
Net Increase.........................  $   9,683,877
                                       =============

12
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              OCTOBER 31, 2007   APRIL 30, 2007
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (667,831)     $ (1,670,356)
Net realized gain...........................................      20,609,183        26,455,886
Net change in unrealized appreciation/depreciation..........     (10,257,475)       14,452,381
                                                                ------------      ------------
    Net Increase............................................       9,683,877        39,237,911
                                                                ------------      ------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        --              (4,573,219)
Class B shares..............................................        --             (15,402,526)
Class C shares..............................................        --              (3,370,549)
Class D shares..............................................        --              (1,013,864)
                                                                ------------      ------------
    Total Distributions.....................................        --             (24,360,158)
                                                                ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................      (2,095,124)      (18,992,342)
                                                                ------------      ------------
    Net Increase (Decrease).................................       7,588,753        (4,114,589)
Net Assets:
Beginning of period.........................................     221,733,296       225,847,885
                                                                ------------      ------------
End of Period
(Including accumulated net investment losses of $668,632 and
$801, respectively).........................................    $229,322,049      $221,733,296
                                                                ============      ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Small-Mid Special Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of October 31, 2007, this did not result in an impact to the Fund's financial statements.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of October 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended October 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended October 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $137, $98,264 and $1,895, respectively and received $60,991 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended October 31, 2007, advisory fees paid were reduced by $3,311 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $216,578 for the six months ended October 31, 2007. For the six months ended October 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $39,805,461 and $27,069,916, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 2007 aggregated $61,308,437 and $66,751,202, respectively. Included in the aforementioned transactions are purchases of $743,045, with other Morgan Stanley funds.

For the six months ended October 31, 2007, the Fund incurred brokerage commissions of $17,916 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Small-Mid Special Value Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        OCTOBER 31, 2007                 APRIL 30, 2007
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     803,272   $ 12,515,364          377,345   $  5,331,852
Conversion from Class B...........................     204,991      3,195,021          392,585      5,569,948
Reinvestment of distributions.....................      --            --               314,408      4,275,957
Redeemed..........................................    (412,495)    (6,400,815)        (990,139)   (13,929,403)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................     595,768      9,309,570           94,199      1,248,354
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     393,851      5,853,420          417,398      5,618,166
Conversion to Class A.............................    (215,806)    (3,195,021)        (410,076)    (5,569,948)
Reinvestment of distributions.....................      --            --             1,044,010     13,551,248
Redeemed..........................................  (1,103,683)   (16,345,156)      (2,611,781)   (35,286,518)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................    (925,638)   (13,686,757)      (1,560,449)   (21,687,052)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     271,259      4,009,506          181,674      2,468,969
Reinvestment of distributions.....................      --            --               243,150      3,158,521
Redeemed..........................................    (211,371)    (3,139,887)        (517,172)    (7,039,590)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class C.................      59,888        869,619          (92,348)    (1,412,100)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................     524,336      8,294,217          438,604      6,383,901
Reinvestment of distributions.....................      --            --                62,986        869,205
Redeemed..........................................    (434,442)    (6,881,773)        (309,716)    (4,394,650)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................      89,894      1,412,444          191,874      2,858,456
                                                    ----------   ------------       ----------   ------------
Net decrease in Fund..............................    (180,088)  $ (2,095,124)      (1,366,724)  $(18,992,342)
                                                    ==========   ============       ==========   ============

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                      FOR THE SIX            FOR THE YEAR ENDED APRIL 30,          MAY 28, 2002*
                                      MONTHS ENDED     -----------------------------------------      THROUGH
                                    OCTOBER 31, 2007     2007       2006       2005       2004     APRIL 30, 2003
                                    ----------------   --------   --------   --------   --------   --------------
                                      (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................        $15.26         $14.14     $13.21     $13.07     $ 9.58        $10.00
                                          ------         ------     ------     ------     ------        ------

Income (loss) from investment
 operations:
    Net investment income
    (loss)++......................         (0.01)         (0.03)      0.01      (0.01)     (0.03)        (0.01)
    Net realized and unrealized
    gain (loss)...................          0.72           2.87       3.03       1.55       3.52         (0.41)
                                          ------         ------     ------     ------     ------        ------

Total income (loss) from
 investment operations............          0.71           2.84       3.04       1.54       3.49         (0.42)
                                          ------         ------     ------     ------     ------        ------

Less distributions from net
 realized gains...................       --               (1.72)     (2.11)     (1.40)     --          --
                                          ------         ------     ------     ------     ------        ------

Net asset value, end of period....        $15.97         $15.26     $14.14     $13.21     $13.07        $ 9.58
                                          ======         ======     ======     ======     ======        ======

Total Return+.....................          4.65 %(1)     21.50%     24.26%     11.38%     36.43%        (4.20)%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)..........................          1.22 %(2)(4)     1.34%     1.34%     1.30%      1.31%         1.39 %(2)

Net investment income (loss)......         (0.15)%(2)(4)    (0.24)%     0.11%    (0.09)%    (0.23)%       (0.08)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands........................       $57,263        $45,640    $40,966    $30,805    $14,484       $11,296

Portfolio turnover rate...........            28 %(1)        52%        70%        78%        51%           69 %(1)

---------------------

     *   Commencement of operations
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

20
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                  FOR THE SIX              FOR THE YEAR ENDED APRIL 30,            MAY 28, 2002*
                                  MONTHS ENDED     ---------------------------------------------      THROUGH
                                OCTOBER 31, 2007     2007        2006        2005        2004      APRIL 30, 2003
                                ----------------   ---------   ---------   ---------   ---------   --------------
                                  (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.......................        $14.52          $13.63      $12.89      $12.88      $ 9.51        $10.00
                                      ------          ------      ------      ------      ------        ------
Income (loss) from investment
 operations:
    Net investment loss++.....         (0.06)          (0.13)      (0.09)      (0.11)      (0.12)        (0.07)
    Net realized and
    unrealized gain (loss)....          0.69            2.74        2.94        1.52        3.49         (0.42)
                                      ------          ------      ------      ------      ------        ------
Total income (loss) from
 investment operations........          0.63            2.61        2.85        1.41        3.37         (0.49)
                                      ------          ------      ------      ------      ------        ------
Less distributions from net
 realized gains...............       --                (1.72)      (2.11)      (1.40)     --           --
                                      ------          ------      ------      ------      ------        ------
Net asset value, end of
 period.......................        $15.15          $14.52      $13.63      $12.89      $12.88        $ 9.51
                                      ======          ======      ======      ======      ======        ======
Total Return+.................          4.34 %(1)      20.57%      23.34%      10.51%      35.44%        (4.90)%(1)
Ratios to Average Net
Assets(3):
Total expenses (before expense
 offset)......................          1.84 %(2)(4)      2.10%      2.09%      2.06%       2.07%         2.17 %(2)
Net investment loss...........         (0.77)%(2)(4)     (1.00)%     (0.64)%     (0.85)%     (0.99)%       (0.86)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $123,830        $132,160    $145,349    $143,725    $152,811      $104,653
Portfolio turnover rate.......            28 %(1)         52%         70%         78%         51%           69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                   FOR THE PERIOD
                                      FOR THE SIX            FOR THE YEAR ENDED APRIL 30,          MAY 28, 2002*
                                      MONTHS ENDED     -----------------------------------------      THROUGH
                                    OCTOBER 31, 2007     2007       2006       2005       2004     APRIL 30, 2003
                                    ----------------   --------   --------   --------   --------   --------------
                                      (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................        $14.54         $13.64     $12.90     $12.88     $ 9.51        $10.00
                                          ------         ------     ------     ------     ------        ------

Income (loss) from investment
 operations:
    Net investment loss++.........         (0.07)         (0.13)     (0.09)     (0.11)     (0.12)        (0.07)
    Net realized and unrealized
    gain (loss)...................          0.68           2.75       2.94       1.53       3.49         (0.42)
                                          ------         ------     ------     ------     ------        ------

Total income (loss) from
 investment operations............          0.61           2.62       2.85       1.42       3.37         (0.49)
                                          ------         ------     ------     ------     ------        ------

Less distributions from net
 realized gains...................       --               (1.72)     (2.11)     (1.40)     --          --
                                          ------         ------     ------     ------     ------        ------

Net asset value, end of period....        $15.15         $14.54     $13.64     $12.90     $12.88        $ 9.51
                                          ======         ======     ======     ======     ======        ======

Total Return+.....................          4.20 %(1)     20.73%     23.23%     10.60%     35.44%        (4.90)%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)..........................          1.97 %(2)(4)     2.05%     2.09%     2.01%      2.07%         2.17 %(2)

Net investment loss...............         (0.90)%(2)(4)    (0.95)%    (0.64)%    (0.80)%    (0.99)%       (0.86)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands........................       $32,807        $30,604    $29,976    $25,490    $23,861       $18,177

Portfolio turnover rate...........            28 %(1)        52%        70%        78%        51%           69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

22
                       See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                    FOR THE PERIOD
                                        FOR THE SIX            FOR THE YEAR ENDED APRIL 30,         MAY 28, 2002*
                                        MONTHS ENDED     ----------------------------------------      THROUGH
                                      OCTOBER 31, 2007     2007      2006       2005       2004     APRIL 30, 2003
                                      ----------------   --------   -------   --------   --------   --------------
                                        (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................        $15.50         $14.30    $13.31     $13.13     $ 9.60        $10.00
                                            ------         ------    ------     ------     ------        ------

Income (loss) from investment
 operations:
    Net investment income++.........          0.01           0.00      0.06       0.02       0.00          0.01
    Net realized and unrealized gain
    (loss)..........................          0.72           2.92      3.04       1.56       3.53         (0.41)
                                            ------         ------    ------     ------     ------        ------

Total income (loss) from investment
 operations.........................          0.73           2.92      3.10       1.58       3.53         (0.40)
                                            ------         ------    ------     ------     ------        ------

Less distributions from net realized
 gains..............................       --               (1.72)    (2.11)     (1.40)     --          --
                                            ------         ------    ------     ------     ------        ------

Net asset value, end of period......        $16.23         $15.50    $14.30     $13.31     $13.13        $ 9.60
                                            ======         ======    ======     ======     ======        ======

Total Return+.......................          4.71%(1)      21.83%    24.54%     11.64%     36.77%        (4.00)%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)............................          0.97%(2)(4)     1.10%    1.09%      1.06%      1.07%         1.17 %(2)

Net investment income...............          0.10%(2)(4)     0.00%    0.36%      0.15%      0.01%         0.14 %(2)

Supplemental Data:
Net assets, end of period, in
 thousands..........................       $15,422        $13,329    $9,558    $10,967    $13,700       $12,515

Portfolio turnover rate.............            28%(1)         52%       70%        78%        51%           69 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio - Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

                                                                              23
                       See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Small-Mid Special
Value Fund

Semiannual Report
October 31, 2007

[MORGAN STANLEY LOGO]

JBJSAN
IU07-05453P-Y10/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007



                                       3